Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,286,120
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 80.5
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 8,974	$ 5,782
Interest bearing deposits with banks	12,449	7,843
Federal funds sold		3,000
Cash and cash equivalents	21,423	16,625
Securities available for sale	150,263	145,815
Securities held to maturity, fair value 2011: $177, 2010: $179	171	170
Loans receivable (net of allowance for loan losses 2011: $5,458; 2010: $5,616)	452,449	351,239
Investment in Federal Home Loan Bank Stock, at cost	3,593	3,361
Premises and equipment, net	7,479	4,904
Bank owned life insurance	11,887	8,249
Accrued interest receivable	2,468	2,166
Foreclosed real estate owned	2,910	748
Goodwill	9,715
Other intangibles	800	13
Other assets	5,656	3,715
Total Assets	668,814	537,005
LIABILITIES
Deposits: Non-interest bearing demand	71,959	62,238
Deposits: Interest-bearing demand	51,161	38,168
Deposits: Money market deposit accounts	114,007	70,812
Deposits: Savings	66,866	50,341
Deposits: Time	221,774	172,306
Total Deposits	525,767	393,865
Short-term borrowings	21,794	33,309
Other borrowings	27,670	38,000
Accrued interest payable	1,321	1,536
Other liabilities	4,201	2,597
Total Liabilities	580,753	469,307
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000; shares issued 2011: 3,371,866 shares, 2010: 2,840,872 shares	337	284
Surplus	24,660	9,826
Retained earnings	62,308	58,648
Treasury stock at cost: 2011: 87,370 shares, 2010: 72,068 shares	(2,559)	(2,197)
Accumulated other comprehensive income	3,315	1,137
Total Stockholders' Equity	88,061	67,698
Total Liabilities and Stockholders' Equity	$ 668,814	$ 537,005

Consolidated Balance Sheets (parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Held-to-maturity Securities, Fair Value	$ 177	$ 179
Allowance for loan losses	$ 5,458	$ 5,616
Common Stock, Par or Stated Value Per Share	$ 0.1	$ 0.1
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	3,371,866	2,840,872
Treasury Stock, Shares	87,370	72,068

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans receivable, including fees	$ 23,289	$ 21,101	$ 21,523
Securities: Taxable	2,527	2,969	4,131
Securities: Tax exempt	1,901	1,560	1,162
Other	53	57	19
Total Interest Income	27,770	25,687	26,835
INTEREST EXPENSE
Deposits	3,851	4,283	5,765
Short-term borrowings	92	117	292
Other borrowings	1,239	1,623	1,669
Total Interest Expense	5,182	6,023	7,726
Net Interest Income	22,588	19,664	19,109
PROVISION FOR LOAN LOSSES	1,575	1,000	1,685
Net Interest Income after Provision for Loan Losses	21,013	18,664	17,424
OTHER INCOME
Service charges and fees	2,255	2,231	2,476
Income from fiduciary activities	409	405	354
Net realized gains (losses) on sales of securities	973	448	463
Gains on sale of loans and servicing rights	271	307	481
Earnings on life insurance policies	463	391	1,196
Gains on sale of deposits			150
Other	364	282	272
Total Other Income	4,735	4,064	5,392
OTHER EXPENSES
Salaries and employee benefits	7,848	6,507	6,829
Occupancy	1,402	1,136	1,133
Furniture and equipment	435	424	458
Data processing related operations	855	803	788
Federal Deposit Insurance Corporation insurance assessment	393	474	710
Advertising	205	187	186
Professional fees	1,283	650	411
Postage and telephone	510	484	487
Taxes, other than income	535	524	484
Foreclosed real estate owned	578	41	436
Amortization of intangible assets	108	52	52
Other	1,661	1,471	1,497
Total Other Expenses	15,813	12,753	13,471
Income before Income Taxes	9,935	9,975	9,345
INCOME TAX EXPENSE	2,579	2,662	2,282
Net Income	$ 7,356	$ 7,313	$ 7,063
EARNINGS PER SHARE
Basic	$ 2.39	$ 2.65	$ 2.57
Diluted	$ 2.39	$ 2.64	$ 2.55

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, at Dec. 31, 2008	$ 284	$ 9,972	$ 50,398	$ (3,243)	$ 1,279	$ 58,690
Shares, Issued, Beginning Balance at Dec. 31, 2008	2,840,872			104,310
Comprehensive income:
Net income			7,063			7,063
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					811	811
Total Comprehensive Income						7,874
Cash dividends declared			(3,006)			(3,006)
Acquisition of treasury stock				(68)		(68)
Acquisition of treasury stock, shares				2,519
Stock options exercised		(492)		1,009		517
Stock options exercised, shares				(32,528)
Tax benefit on stock options exercised		164				164
Sale of treasury stock for ESOP		(14)		180		166
Sale of treasury stock for ESOP, shares				(5,865)
Compensation expense related to stock options		134				134
Balance, at Dec. 31, 2009	284	9,764	54,455	(2,122)	2,090	64,471
Shares, Issued, Ending Balance at Dec. 31, 2009	2,840,872			68,436
Comprehensive income:
Net income			7,313			7,313
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					(953)	(953)
Total Comprehensive Income						6,360
Cash dividends declared			(3,120)			(3,120)
Acquisition of treasury stock				(529)		(529)
Acquisition of treasury stock, shares				18,571
Stock options exercised		(120)		283		163
Stock options exercised, shares				(9,276)
Tax benefit on stock options exercised		34				34
Sale of treasury stock for ESOP		(15)		171		156
Sale of treasury stock for ESOP, shares				(5,663)
Compensation expense related to stock options		163				163
Balance, at Dec. 31, 2010	284	9,826	58,648	(2,197)	1,137	67,698
Shares, Issued, Ending Balance at Dec. 31, 2010	2,840,872			72,068
Comprehensive income:
Net income			7,356			7,356
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					2,178	2,178
Total Comprehensive Income						9,534
Cash dividends declared			(3,696)			(3,696)
Acquisition of treasury stock				(602)		(602)
Acquisition of treasury stock, shares				23,431
Stock options exercised		(26)		77		51
Stock options exercised, shares				(2,576)
Tax benefit on stock options exercised		5				5
Sale of treasury stock for ESOP		(10)		163		153
Sale of treasury stock for ESOP, shares				(5,553)
Compensation expense related to stock options		170				170
North Penn acquisition	53	14,695				14,748
North Penn acquisition, shares	530,994
Balance, at Dec. 31, 2011	$ 337	$ 24,660	$ 62,308	$ (2,559)	$ 3,315	$ 88,061
Shares, Issued, Ending Balance at Dec. 31, 2011	3,371,866			87,370

Consolidated Statements of Changes in Stockholders' Equity (parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity
Common Stock, Dividends, Per Share, Declared	$ 1.17	$ 1.13	$ 1.09

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,356	$ 7,313	$ 7,063
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,575	1,000	1,685
Depreciation	531	459	546
Amortization of intangible assets	108	52	52
Deferred income taxes	(104)	(205)	(749)
Net amortization of securities premiums and discounts	811	462	156
Net realized gains on sales of securities	(973)	(448)	(463)
Gain on sale of deposits			(150)
Gain on life insurance policy			(816)
Net increase in investment in life insurance	(463)	(358)	(351)
Loss (gain) on sale of bank premises and equipment and foreclosed real estate	173	(3)	360
Gain on sale of mortgage loans and servicing rights	(271)	(307)	(481)
Mortgage loans originated for sale	(8,677)	(12,488)	(21,743)
Proceeds from sale of mortgage loans originated for sale	8,948	12,795	22,224
Compensation expense related to stock options	170	163	134
Decrease (increase) in accrued interest receivable and other assets	2,272	989	(1,528)
Increase (decrease) in accrued interest payable and other liabilities	(663)	(843)	65
Net Cash Provided by Operating Activities	10,793	8,581	6,004
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	32,146	23,944	15,449
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	34,752	66,102	44,047
Securities available for sale: Purchases	(54,107)	(106,742)	(58,409)
Securities held to maturity, proceeds from maturities		540
Redemption of FHLB stock	716	177
Net decrease (increase) in loans	12,405	5,118	(14,912)
Acquisition, net of cash and cash acquired	4,544
Proceeds from life insurance policy			1,346
Purchase of bank premises and equipment	(175)	(179)	(248)
Proceeds from sales of premises and equipment and foreclosed real estate	784	100	121
Net Cash Provided by (Used in) Investing Activities	31,065	(10,940)	(12,606)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(3,532)	2,392	35,594
Deposits sold			(3,606)
Net (decrease) increase in short-term borrowings	(11,515)	7,506	(12,323)
Repayments of other borrowings	(18,106)	(5,000)
Stock options exercised	51	163	517
Tax benefit on stock options exercised	5	34	164
ESOP purchase of shares from treasury stock	153	156	166
Purchase of treasury stock	(602)	(529)	(68)
Cash dividends paid	(3,514)	(3,093)	(2,967)
Net Cash (Used in) Provided by Financing Activities	(37,060)	1,629	17,477
Net Increase (Decrease) in Cash and Cash Equivalents	4,798	(730)	10,875
CASH AND CASH EQUIVALENTS - BEGINNING	16,625	17,355	6,480
CASH AND CASH EQUIVALENTS - ENDING	21,423	16,625	17,355
Supplemental Disclosure of Cash Flow Information
Cash payments for: Income paid to depositors	5,398	6,544	7,916
Cash payments for: Income taxes paid, net of refunds	2,363	2,742	2,441
Supplemental Schedule of Noncash Investing Activities
Investment purchase	1,067
Transfer of loans to foreclosed real estate	3,172	448	210
Merger with North Penn Bancorp, Inc.
Noncash assets acquired: Securities available for sale	12,671
Noncash assets acquired: Restricted investment	985
Noncash assets acquired: Loans	118,336
Noncash assets acquired: Accrued interest receivable	566
Noncash assets acquired: Premises and equipment	2,931
Noncash assets acquired: Core deposit intangibles	895
Noncash assets acquired: Deferred tax assets	2,715
Noncash assets acquired: Other assets	5,403
Noncash assets acquired: Goodwill	9,715
Total Noncash assets acquired	154,217
Liabilities assumed:
Time deposits	51,936
Deposits other than time deposits	83,498
Borrowings	7,776
Accrued interest payable	203
Other liabilities	600
Total Liabilities assumed	144,013
Net Noncash Assets Acquired	10,204
Cash Acquired	$ 15,192

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS
Norwood Financial Corp (Company) is a one bank holding company. Wayne Bank (Bank) is a wholly-owned subsidiary of the Company. The Bank is a state-chartered bank located in Honesdale, Pennsylvania. The Company derives substantially all of its income from the bank related services which include interest earnings on commercial mortgages, residential real estate mortgages, commercial and consumer loans, as well as interest earnings on investment securities and fees from deposit services to its customers. The Company is subject to regulation and supervision by the Federal Reserve Board while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank's wholly-owned subsidiaries, WCB Realty Corp., Norwood Investment Corp., Norwood Settlement Services, LLC and WTRO Properties. All significant intercompany accounts and transactions have been eliminated in consolidation.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the potential impairment of restricted stock, the valuation of deferred tax assets, the determination of other-than-temporary impairment on securities and the fair value of financial instruments.

Significant Group Concentrations of Credit Risk
Most of the Company's activities are with customers located within northeastern Pennsylvania. Note 3 discusses the types of securities that the Company invests in. Note 4 discusses the types of lending that the Company engages in. The Company does not have any significant concentrations to any one industry or customer.

Concentrations of Credit Risk
The Bank operates primarily in Wayne, Pike, Lackawanna and Monroe Counties, Pennsylvania and, accordingly, has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. These customers are also the primary depositors of the Bank. The Bank is limited in extending credit by legal lending limits to any single borrower or group of borrowers.

Securities
Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using a method which approximates the interest method over the term of the security.

Bonds, notes and debentures for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the term of the security.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each Consolidated Balance Sheet date.

Declines in the fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to not sell the securities and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

The FHLB has incurred losses in both 2009 and 2010 and has suspended the payment of dividends and has allowed some stock redemptions; however, the FHLB has shown positive results during 2011. The losses are primarily attributable to impairment of investment securities associated with the extreme economic conditions in place during the previous several years. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, liquidity appears adequate, and the new shares of FHLB stock continue to change hands at the $100 par value.

Management evaluates the restricted stock for impairment. Management's determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to FHLB stock as of December 31, 2011.

Loans Receivable
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees are deferred and recognized as an adjustment of the yield (interest income) of the related loans.  The Company is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Troubled Debt Restructurings
A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider.  Such concessions include the reduction of interest rates, deferment of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

Loans Acquired
Loans acquired including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. Loans are evaluated individually to determine if there is evidence of deterioration of credit quality since origination. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the "accretable yield", is recognized as interest income on a level-yield method over the life of the loan. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the "non-accretable difference," are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. Any valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

For purchased loans acquired that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Loans may be aggregated and accounted for as a pool of loans if the loans being aggregated have common risk characteristics. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for loan losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Mortgage Servicing Rights
Servicing assets are recognized as separate assets when rights are acquired through purchase or through the sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated for impairment based upon a third party appraisal. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance to the extent that fair value is less than the capitalized amount. The Company's loan servicing assets at December 31, 2011 and 2010, were not impaired. Total servicing assets included in other assets as of December 31, 2011 and 2010, were $302,000 and $250,000, respectively.

Allowance for Loan Losses
The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as either doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Premises and Equipment
Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation expense is calculated principally on the straight-line method over the respective assets estimated useful lives as follows:

Years
Buildings and improvements	10 - 40
Furniture and equipment	3 - 10

Transfers of Financial Assets
Transfers of financial assets, including loan and loan participation sales, are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Foreclosed Real Estate
Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at fair value less cost to sell at the date of foreclosure establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of its carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in other expenses.

Bank Owned Life Insurance
The Company invests in bank owned life insurance ("BOLI") as a source of funding for employee benefit expenses. BOLI involves the purchasing of life insurance by the Bank on a chosen group of employees. The Company is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Income from the increase in cash surrender value of the policies is included in other income on the income statement.

Fair Value of Financial Instruments
The fair value of financial instruments are based upon quoted market prices, when available.  For those instances where a quoted price is not available, fair values are based upon observable market based parameters as well as unobservable parameters.  Any such valuation is applied consistently over time.

Goodwill
In connection with the acquisition of North Penn Bancorp, Inc. ("North Penn"), we recorded goodwill in the amount of $9.7 million, representing the excess of amounts paid over the fair value of net assets of the institutions acquired in purchase transactions, at its fair value at the date of acquisition.  Goodwill is tested and deemed impaired when the carrying value of goodwill exceeds its implied fair value.

Intangible Assets
At December 31, 2011, the Company had intangible assets of $800,000 as a result of the acquisition of North Penn Bancorp, Inc., which is net of accumulated amortization of $95,000 and is included in other assets.  These intangible assets will continue to be amortized using the sum-of-the-years digits method of amortization over ten years.  At December 31, 2010, the Company had intangible assets of $13,000 arising from the purchase of deposits in 1996, which is net of accumulated amortization of $767,000 which is included in other assets. These intangible assets were fully amortized during 2011. Amortization expense related to intangible assets was $108,000 in 2011 and $52,000 for each of the years ended December 31, 2010 and 2009.  The amortization expense will be $153,000 for the year ended December 31, 2012.

Income Taxes
Deferred income tax assets and liabilities are determined based on the differences between financial statement carrying amounts and the tax basis of existing assets and liabilities. These differences are measured at the enacted tax rates that will be in effect when these differences reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. The Company and its subsidiary file a consolidated federal income tax return. The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company analyzes each tax position taken in its tax returns and determine the likelihood that the position will be realized. Only tax positions that are "more-likely-than-not" to be realized can be recognized in an entity's financial statements. For tax positions that do not meet this recognition threshold, an entity will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any unrecognized tax benefits at December 31, 2011 or 2010 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months.

Treasury Stock
Common shares repurchased are recorded as treasury stock at cost.

Advertising Costs
Advertising costs are expensed as incurred.

Earnings per Share
Basic earnings per share represents income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. Treasury shares are not deemed outstanding for earnings per share calculations.

Stock Option Plans
The Company recognizes the value of share-based payment transactions as compensation costs in the financial statements over the period that an employee provides service in exchange for the award. The fair value of the share-based payments is estimated using the Black-Scholes option-pricing model. The Company used the modified-prospective transition method to record compensation expense.  Under the modified prospective method, companies are required to record compensation cost for new and modified awards over the related vesting period of such awards and record compensation cost prospectively for the unvested portion, at the date of adoption, of previously issued and outstanding awards over the remaining vesting period of such awards. No change to prior periods presented is permitted under the modified prospective method.

Cash Flow Information
For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest-bearing deposits with banks and federal funds sold.

Off-Balance Sheet Financial Instruments
In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, letters of credit and commitments to sell loans. Such financial instruments are recorded in the balance sheets when they become receivable or payable.

Trust Assets
Assets held by the Company in a fiduciary capacity for customers are not included in the financial statements since such items are not assets of the Company. Trust income is reported on the accrual method.

Comprehensive Income
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income and related tax effects are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Unrealized holding gains (losses) on available for sale securities	$4,275	$(994)	$1,701
Reclassification adjustment for gains (losses) realized in income	(973)	(448)	(463)

Net Unrealized Gains (Losses)	3,302	(1,442)	1,238

Income tax expense (benefit)	1,124	(489)	427

Net of Tax Amount	$2,178	$(953)	$811

Segment Reporting
The Company acts as an independent community financial service provider and offers traditional banking and related financial services to individual, business and government customers. Through its branch and automated teller machine network, the Company offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans; and the providing of safe deposit services. The Company also performs personal, corporate, pension and fiduciary services through its Trust Department.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, mortgage banking and trust operations of the Company. As such, discrete information is not available and segment reporting would not be meaningful.

New Accounting Standards
In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310):  A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption.  As a result of applying these amendments, an entity may identify receivables that are newly considered impaired.  For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011.  The Company has provided the necessary disclosures in Note 4.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.  The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  The amendments in this Update apply to all entities, both public and nonpublic.  The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity.  The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  This ASU is not expected to have a significant impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments in this Update are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income.  To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated.  The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income.  All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update.  For public entities, the amendments are effective for fiscal years, and interim periods within those  years, beginning after December 15, 2011.  The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company's  financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment.  The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment.  The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment  tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for  annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  This ASU is not expected to have a significant impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80):  Disclosures about an Employer's Participation in a Multiemployer Plan.  The amendments in this Update will require additional disclosures about an employer's participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer's participation in multiemployer pension plans.  The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements.  For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted.  The amendments should be applied retrospectively for all prior periods presented. The Company has provided the necessary disclosures in Note 8.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360):  Derecognition of in Substance Real Estate-a Scope Clarification.  The amendments in this Update affect entities that cease to have a  controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness.  That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real  estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal  title to the real estate is transferred to legally satisfy the debt.  The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date.  Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities.  For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012.  This ASU is not expected to have a significant impact on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.  The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement.  The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This ASU is not expected to have a significant impact on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05.  Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05.  All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

Securities	12 Months Ended
Dec. 31, 2011
Securities
SECURITIES
NOTE 3 - SECURITIES
The amortized cost and fair value of securities were as follows:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$—	$13,398
States and political subdivisions	54,106	2,640	—	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities -
government sponsored entities	68,886	2,081	(2)	70,965
Equity securities - financial services	239	109	(3)	345
	$145,232	$5,090	$(59)	$150,263
HELD TO MATURITY:
States and political subdivisions	$171	$6	$—	$177

	December 31, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$30,194	$392	$(318)	$30,268
States and political subdivisions	49,880	510	(624)	49,766
Corporate obligations	4,018	231	—	4,249
Mortgage-backed securities -
government sponsored entities	59,770	1,398	(240)	60,928
Equity securities - financial services	224	381	(1)	604
	$144,086	$2,912	$(1,183)	$145,815
HELD TO MATURITY:
States and political subdivisions	$170	$9	$—	$179

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$—	$—	$4,152	$(54)
Mortgage-backed securities -
government sponsored entities	2,495	(2)	—	—	2,495	(2)
Equity securities - financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
U.S. Government agencies	$8,696	$(318)	$—	$—	$8,696	$(318)
States and political subdivisions	21,829	(624)	—	—	21,829	(624)
Mortgage-backed securities -
government sponsored entities	20,113	(240)	—	—	20,113	(240)
Equity securities - financial services	15	(1)	—	—	15	(1)
	$50,653	$(1,183)	$—	$—	$50,653	$(1,183)

The Company has 10 securities in the less than twelve month category and 1 security in the twelve months or more category as of December 31, 2011 compared to 61 securities in the less than twelve month category and no securities greater than twelve months as of December 31, 2010. In management's opinion, the unrealized losses on debt securities reflect changes in interest rates subsequent to the acquisition of specific securities.  The Company holds a small amount of equity securities in other financial institutions. No other-than-temporary-impairment charges were recorded in 2011.  Management believes that all other unrealized losses represent temporary impairment of the securities, as it is the intent of the Company to not sell the securities and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of securities as of December 31, 2011 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in one year or less	$1,977	$1,984	$—	$—
Due after one year through five years	22,573	22,899	171	177
Due after five years through ten years	19,375	20,357	—	—
Due after ten years	32,182	33,713	—	—
	76,107	78,953	171	177
Mortgage-backed securities -
government sponsored entities	68,886	70,965	—	—
	$144,993	$149,918	$171	$177

Gross realized gains and gross realized losses on sales of securities available for sale were $983,000 and $10,000, respectively, in 2011, compared to $450,000 and $2,000, respectively, in 2010, and $597,000 and $134,000, respectively, in 2009. The proceeds from the sales of securities totaled $32,146,000, $23,944,000 and $15,449,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Securities with a carrying value of $71,245,000 and $71,412,000 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, U.S. Treasury demand notes, securities sold under agreements to repurchase and for other purposes as required or permitted by law.

Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Included in the 2011 balances are loans acquired from North Penn, as of the acquisition date, as follows
(in thousands):

Real Estate
Residential	$36,221
Commercial	70,789
Construction	358
Commercial	10,499
Consumer	1,831
Total loans	$119,698

    Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	2011		2010
	(In Thousands)
Real Estate:
Residential	$148,148	32.3%	$124,562	34.9%
Commercial	262,476	57.3	184,094	51.5
Construction	11,087	2.4	12,638	3.5
Commercial	22,684	5.0	22,386	6.3
Consumer	13,934	3.0	13,668	3.8
Total Loans	458,329	100.0%	357,348	100.0%
Deferred fees, net	(422)		(493)
Allowance for loan losses	(5,458)		5,616
Loans receivable, net	$452,449		$351,239

Purchased loans acquired in a business combination are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses.

Upon acquisition, the Company evaluated whether each acquired loan (regardless of size) was within the scope of ASC 310-30, Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality.  Purchased credit-impaired loans are loans that have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments. There were no material increases or decreases in the expected cash flows of these loans between May 31, 2011 (the "acquisition date") and December 31, 2011.  The fair value of purchased credit-impaired loans, on the acquisition date, was determined, primarily based on the fair value of loan collateral. The carrying value of purchased loans acquired with deteriorated credit quality was $1.3 million at December 31, 2011.

On the acquisition date, the preliminary estimate of the unpaid principal balance for all loans evidencing credit impairment acquired in the North Penn acquisition was $1.9 million and the estimated fair value of the loans was $1.5 million. Total contractually required payments on these loans, including interest, at the acquisition date was $3.6 million. However, the Company's preliminary estimate of expected cash flows was $1.9 million. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $1.7 million relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $329,000 on the acquisition date relating to these impaired loans.

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the North Penn acquisition as of May 31, 2011:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31, 2011:

(In thousands)
Balance at beginning of period	$329
Accretion	(67)
Reclassification and other	(91)
Balance at end of period	$171

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	May 31, 2011	December 31, 2011
	Acquired Loans with Specific Evidence of Deterioration in Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration in Credit Quality (ASC 310-30)
Outstanding Balance	$1,936	$1,412
Carrying Amount	$1,552	$1,241

       There has been no allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of May 31, 2011 as well as those acquired without specific evidence of deterioration in credit quality as of December 31, 2011.  In addition, there has been no allowance for loan losses reversed.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  Said system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider.  Such concessions include the reduction of interest rates, deferments of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.  TDR loans that are in compliance with their modified terms and that yield a market rate may be removed from the TDR status after a period of performance.

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2011			(In thousands)

Individually evaluated for impairment	$-	$11,786	$-	$598	$-	$12,384
Loans acquired with deteriorated credit quality	343	903	-	-	-	1,246
Collectively evaluated for impairment	147,805	249,787	11,087	22,086	13,934	444,699

Total Loans	$148,148	$262,476	$11,087	$22,684	$13,934	$458,329

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2010			(In thousands)

Individually evaluated for impairment	$-	$14,239	$-	$513	$-	$14,752
Collectively evaluated for impairment	124,562	169,855	12,638	21,873	13,668	342,596

Total Loans	$124,562	$184,094	$12,638	$22,386	$13,668	$357,348

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.  Also presented are the average recorded investments in the impaired loans and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

	Recorded Investment	Unpaid Principal Balance	Associated Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011 With no related allowance recorded:	(In thousands)
Real Estate Loans
Residential	$343	$385	$-	$245	$7
Commercial	5,866	5,995	-	5,372	340
Commercial Loans	598	598	-	496	10
Subtotal	6,807	6,978	-	6,113	357
With an allowance recorded:
Real Estate Loans
Commercial	6,823	6,823	1,231	9,670	204
Subtotal	6,823	6,823	1,231	9,670	204
Total:
Real Estate Loans
Residential	343	385	-	245	7
Commercial	12,689	12,818	-	15,042	544
Commercial Loans	598	598	-	496	10
Total Impaired Loans	$13,630	$13,801	$1,231	$15,783	$561

	Recorded Investment	Unpaid Principal Balance	Associated Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2010 With no related allowance recorded:	(In thousands)
Real Estate Loans
Commercial	$5,598	$5,598	$-	$5,088	$266
Commercial Loans	513	513	-	115	-
Subtotal	6,111	6,111	-	5,203	266
With an allowance recorded:
Real Estate Loans
Commercial	8,641	8,548	1,648	4,734	119
Commercial Loans	-	-	-	159	-
Subtotal	8,641	8,548	1,648	4,893	119
Total:
Real Estate loans
Commercial	14,239	14,146	1,648	9,822	385
Commercial Loans	513	513	-	274	-
Total Impaired Loans	$14,752	$14,659	$1,648	$10,096	$385

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2011, troubled debt restructured loans totaled $7.2 million and resulted in specific reserves of $1.2 million.  During 2011, there were no new loans identified as troubled debt restructurings.  As of December 31, 2010, troubled debt restructured loans totaled $7.6 million and resulted in specific reserves of $1.5 million.  During 2011, there were no loan modifications classified as troubled debt restructurings.

Management uses a seven point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first three categories are considered not criticized, and are aggregated as "Pass" rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are evaluated for proper classification.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as non performance, repossession, or death occurs to raise awareness of a possible credit event.  The Company's Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $500,000 and over to assign or re-affirm risk ratings.  Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2011 and December 31, 2010 (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2011
Commercial real estate loans	$237,407	$11,009	$14,060	$-	$-	$262,476
Commercial loans	21,598	427	659	-	-	22,684
Total	$259,005	$11,436	$14,719	$-	$-	$285,160

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2010
Commercial real estate loans	$165,226	$1,780	$17,088	$-	$-	$184,094
Commercial loans	21,759	75	552	-	-	22,386
Total	$186,985	$1,855	$17,640	$-	$-	$206,480

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits.  The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2011 and December 31, 2010 (in thousands):

December 31, 2011	Performing	Nonperforming	Total

Residential real estate loans	$145,061	$3,087	$148,148
Construction	11,087	-	$11,087
Consumer loans	13,934	-	$13,934
Total	$170,082	$3,087	$173,169

December 31, 2010	Performing	Nonperforming	Total

Residential real estate loans	$123,623	$939	$124,562
Construction	12,638	-	$12,638
Consumer loans	13,668	-	$13,668
Total	$149,929	$939	$150,868

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2011 and December 31, 2010 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2011
Real Estate loans
Residential	$143,550	$160	$1,351	$-	$3,087	$4,598	$148,148
Construction	10,532	-	555	-	-	555	11,087
Commercial	255,613	1,015	1,524	-	4,324	6,863	262,476
Commercial loans	22,086	194	-	-	404	598	22,684
Consumer loans	13,835	89	10	-	-	99	13,934
Total	$445,616	$1,458	$3,440	$-	$7,815	$12,713	$458,329
	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2010
Real Estate loans
Residential	$123,177	$407	$-	$39	$939	$1,385	$124,562
Construction	12,622	16	-	-	-	16	12,638
Commercial	176,981	3,047	1,478	-	2,588	7,113	184,094
Commercial loans	21,858	15	-	-	513	528	22,386
Consumer loans	13,642	24	2	-	-	26	13,668
Total	$348,280	$3,509	$1,480	$39	$4,040	$9,068	$357,348

The following table presents changes in the allowance for loan losses:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Allowance balance at beginning of period	$5,616	$5,453	$4,233
Charge-offs:
Commercial	(2)	(85)	(17)
Real Estate	(1,735)	(699)	(358)
Consumer	(109)	(82)	(139)
Total	(1,846)	(866)	(514)
Recoveries:
Commercial	5	—	11
Real Estate	51	2	4
Consumer	57	27	34
Total	113	29	49
Provision expense	1,575	1,000	1,685
Allowance balance at end of period	$5,458	$5,616	$5,453

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(in thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total

Beginning balance, December 31, 2010	$1,167	$3,976	$110	$171	$192	$5,616
Charge Offs	(482)	(1,253)	-	(2)	(109)	(1,846)
Recoveries	44	7	-	5	57	113
Provision Expense	528	1,108	(38)	(27)	4	1,575
Ending balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Ending balance individually evaluated for impairment	$-	$1,231	$-	$-	$-	$1,322
Ending balance collectively evaluated for impairment	$1,257	$2,607	$72	$147	$144	$4,227

	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total

December 31, 2010 Allowance for loan losses:

Ending Balance	$1,167	$3,976	$110	$171	$192	$5,616
Ending balance individually evaluated for impairment	$-	$1,648	$-	$-	$-	$1,648
Ending balance collectively evaluated for impairment	$1,167	$2,328	$110	$171	$192	$3,968

The recorded investment in impaired loans, not requiring an allowance for loan losses was $6,807,000 (net of charge-offs against the allowance for loan losses of $698,000) and $6,111,000 (net of charge-offs against the allowance for loan losses of $220,000) at December 31, 2011 and 2010, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $6,823,000 (net of a charge-off against the allowance for loan losses of $0) and $8,641,000 (net of a charge-off against the allowance for loan losses of $480,000) at December 31, 2011 and 2010, respectively. The specific reserve related to impaired loans was $1,231,000 for 2011 and $1,648,000 for 2010. For the years ended December 31, 2011, 2010 and 2009, the average recorded investment in these impaired loans was $15,783,000, $10,096,000 and $3,585,000 and the interest income recognized on these impaired loans was $561,000, $385,000 and $139,000, respectively.

Loans on which the accrual of interest has been discontinued amounted to $7,815,000 and $4,040,000 at December 31, 2011 and 2010, respectively. Loan balances past due 90 days or more and still accruing interest, but which management expects will eventually be paid in full, amounted to $0 and $39,000 at December 31, 2011 and 2010, respectively. Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $535,000, $339,000 and $188,000 for 2011, 2010 and 2009, respectively.

The Company's primary business activity is with customers located in northeastern Pennsylvania. Accordingly, the Company has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. The Company does not have any significant concentrations to any one customer.

As of December 31, 2011 and 2010, the Company considered its concentration of credit risk to be acceptable.  The two highest concentrations are in the hospitality lodging industry and builders/contractors, with loans outstanding of $44.8 million, or 51.2% of bank capital, to the hospitality lodging industry and $12.9 million, or 14.9% of bank capital to builders/contractors.  In 2011, the Company recorded a charge-off of $948,000 on one motel loan that was considered impaired and subsequently obtained possession of the property and transferred the loan to foreclosed real estate.

Gross realized gains and gross realized losses on sales of residential mortgage loans were $241,000 and $21,000, respectively, in 2011 compared to $247,000 and $13,000, respectively, in 2010 and $309,000 and $6,000, respectively, in 2009.  The proceeds from the sales of residential mortgage loans totaled $8.9 million, $12.8 million and $21.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT
Components of premises and equipment at December 31 are as follows:

	2011	2010
	(In Thousands)
Land and improvements	$2,228	$925
Buildings and improvements	9,244	7,975
Furniture and equipment	3,801	5,253
	15,273	14,153
Accumulated depreciation	(7,794)	(9,249)
	$7,479	$4,904

Depreciation expense totaled $531,000, $459,000 and $546,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $299,000, $254,000 and $284,000, respectively, for the years ended December 31, 2011, 2010 and 2009. Future minimum rental commitments under noncancellable leases as of December 31, 2011 were as follows (in thousands):

2012	$312
2013	314
2014	306
2015	303
2016	233
Thereafter	2,036
$3,504

Deposits	12 Months Ended
Dec. 31, 2011
Deposits
DEPOSITS
NOTE 6 - DEPOSITS
Aggregate time deposits in denominations of $100,000 or more were $80,554,000 and $60,015,000 at December 31, 2011 and 2010, respectively.

At December 31, 2011, the scheduled maturities of time deposits are as follows (in thousands):

2012	$123,805
2013	44,394
2014	23,734
2015	17,461
2016	12,380
$221,774

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
BORROWINGS
NOTE 7 - BORROWINGS
Short-term borrowings at December 31 consist of the following:
	2011	2010
	(In Thousands)

Securities sold under agreements to repurchase	$21,794	$33,110
U.S. Treasury demand notes	-	199
	$21,794	$33,309

The outstanding balances and related information of short-term borrowings are summarized as follows:
	Years Ended December 31,
	2011	2010
	(Dollars In Thousands)

Average balance during the year	$28,521	$26,100
Average interest rate during the year	.32%	.45%
Maximum month-end balance during the year	$32,637	$40,068
Weighted average interest rate at the end of the year	.25%	.37%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $25,505,000 and $26,003,000 at December 31, 2011 and $34,502,000 and $34,494,000 at December 31, 2010 were pledged as collateral for these agreements. The securities underlying the agreements were under the Company's control.

The Bank maintains a U. S. Treasury tax and loan note option account for the deposit of withholding taxes, corporate income taxes and certain other payments to the federal government. Deposits are subject to withdrawal and are evidenced by an open-ended interest-bearing note. Borrowings under this note option account were $0 and $199,000 at December 31, 2011 and 2010, respectively.

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $20,000,000 which expires in December 2016. There were no borrowings under this line at December 31, 2011 and 2010. The Company has a line of credit commitment available from Atlantic Central Bankers Bank for $7,000,000 which expires on June 30, 2012.  There were no borrowings under this line of credit at December 31, 2011 and 2010. The Company has a line of credit commitment available which has no expiration date from PNC Bank for $16,000,000. There were no borrowings under this line of credit at December 31, 2011 and December 31, 2010.

Other borrowings consisted of the following at December 31, 2011 and 2010:

	2011	2010
	(In Thousands)
Notes with the FHLB:
Fixed rate note due January 2011 at 5.24%	$—	$3,000
Convertible note due August 2011 at 2.69%	—	10,000
Convertible note due September 2011 at 4.06%	—	5,000
Fixed rate note due October 2012 at 4.37%	5,000	5,000
Convertible note due May 2013 at 3.015%	5,000	5,000
Convertible note due July 2015 at 4.34%	7,670	—
Convertible note due January 2017 at 4.71%	10,000	10,000
	$27,670	$38,000

The convertible notes contain an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 16 to 22 basis points. If the notes are converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2011 are as follows (in thousands):

2012	5,000
2013	5,000
2014	—
2015	7,670
Thereafter	10,000
$27,670

The Bank's maximum borrowing capacity with the FHLB was $222,721,000 of which $27,670,000 was outstanding at December 31, 2011. Advances from the FHLB are secured by qualifying assets of the Bank.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
NOTE 8 - EMPLOYEE BENEFIT PLANS
The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee's compensation. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan after one year of employment. Employee contributions are vested at all times, and any Company contributions are fully vested after five years. The Company's contributions are expensed as the cost is incurred, funded currently, and amounted to $398,000, $342,000 and $373,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2011 and 2010, other liabilities include $1,472,000 and $1,445,000 accrued under the Plan.
Compensation expense includes approximately $116,000, $115,000 and $360,000 relating to the supplemental executive retirement plan for 2011, 2010 and 2009, respectively. To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2011 and 2010, the cash value of these policies was $11,887,000 and $8,249,000, respectively.

The Company provides post retirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements.

The net periodic post retirement benefit expense included in salaries and employee benefits was $44,000 and $135,000 for the years ended December 31, 2011 and 2010, respectively.

The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan as a result of its acquisition of North Penn.  As of December 31, 2011, the Company's Plan was 90.00% funded, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company's expense related to the Plan was $6,000 in 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES
NOTE 9 - INCOME TAXES
The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Current	$2,683	$2,867	$3,031
Deferred	(104)	(205)	(749)
	$2,579	$2,662	$2,282

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2011	2010	2009
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(7.5)	(6.2)	(5.0)
Incentive stock options	0.5	0.5	0.4
Earnings on life insurance	(1.2)	(1.1)	(4.1)
Other	0.2	(0.5)	(0.9)
	26.0%	26.7%	24.4%

The income tax provision includes $331,000, $152,000 and $157,000 of income taxes relating to realized securities gains for the years ended December 31, 2011, 2010 and 2009, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,787	$1,789
Deferred compensation	501	491
Purchase price adjustment	1,581	5
Other	277	191
Foreclosed real estate	183	123
Net operating loss carry forward	263	—

Total Deferred Tax Assets	4,592	2,599

Deferred tax liabilities:
Premises and equipment	282	276
Deferred loan fees	264	225
Net unrealized gains on securities	1,716	591

Total Deferred Tax Liabilities	2,262	1,092

Net Deferred Tax Asset	$2,330	$1,507

No valuation allowance was established at December 31, 2011 and 2010, due to the Company's ability to carry back taxes paid in prior years and anticipated future taxable income as evidenced by the Company's earnings potential.  There is currently no liability for uncertain tax positions and no known unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.

The Company recorded a deferred tax asset in the amount of $263,000 in 2011 related to a net operating loss carry forward resulting from its acquisition of North Penn Bancorp, Inc.  The carry forward will expire in 2030 but it is expected that the Company will realize the tax benefit before expiration based on the Company's earning potential. The Company's federal and state income tax returns for taxable years through 2007 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.

Regulatory Matters and Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Regulatory Matters and Stockholders' Equity
REGULATORY MATTERS AND STOCKHOLDERS' EQUITY
NOTE 10 - REGULATORY MATTERS AND STOCKHOLDERS' EQUITY
The Company and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2011 and 2010, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the regulators has categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios are presented in the table:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized under Prompt Corrective Action
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of December 31, 2011
Total capital (to risk-weighted assets)	$75,846	16.13%	$	≥37,611	≥8.00%	$	≥47,014	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,381	14.97		≥18,806	≥4.00		≥28,208	≥6.00
Tier 1 capital (to average assets)	70,381	10.74		≥26,215	≥4.00		≥32,769	≥5.00

As of December 31, 2010
Total capital (to risk-weighted assets)	$69,713	19.23%	$	≥28,995	≥8.00%	$	≥36,243	≥10.00%
Tier 1 capital (to risk-weighted assets)	65,027	17.94		≥14,497	≥4.00		≥21,746	≥6.00
Tier 1 capital (to average assets)	65,027	12.14		≥21,432	≥4.00		≥26,790	≥5.00

The Company's ratios do not differ significantly from the Bank's ratios presented above.

The Bank is required to maintain average cash reserve balances in vault cash or with the Federal Reserve Bank. The amount of these restricted cash reserve balances at December 31, 2011 and 2010 was approximately $372,000 and $309,000, respectively.

Under Pennsylvania banking law, the Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2011, $49,700,000 of retained earnings were available for dividends without prior regulatory approval, subject to the regulatory capital requirements discussed above. Under Federal Reserve regulations, the Bank is limited as to the amount it may lend affiliates, including the Company, unless such loans are collateralized by specific obligations.

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans
STOCK OPTION PLANS
NOTE 11 - STOCK OPTION PLANS
The Company's shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. Under this plan, the Company granted 29,000 options, which included 4,500 options granted to outside directors in 2011, 28,000 options, which included 4,000 options granted to outside directors in 2010, and 24,000 options, which included 4,000 options granted to outside directors in 2009.

Total unrecognized compensation cost related to nonvested options under the Plan was $130,000 as of December 31, 2011, $165,000 as of December 31, 2010 and $158,000 as of December 31, 2009.  Salaries and employee benefits expense includes $170,000, $163,000 and $134,000 of compensation costs related to options for the years ended December 31, 2011, 2010 and 2009, respectively. Net income was reduced by $163,000, $153,000 and $127,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the Company's stock option activity and related information for the years ended December
31 follows:

		2011			2010			2009
		Weighted			Weighted			Weighted
		Average			Average			Average
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	189,639	$28.52		170,915	$28.07		176,443	$25.78
Granted	29,000	27.43		28,000	27.74		27,000	28.60
Exercised	(2,575)	19.69		(9,276)	17.68		(32,528)	15.83
Forfeited	(6,150)	30.25		—	—		—	—

Outstanding, end of year	209,914	$28.43	$113,352	189,639	28.52	$146,361	$170,915	28.07	$286,464

Exercisable, end of year	180,914	$28.59	$112,152	161,639	28.66	145,471	146,915	$27.98	$259,461

Exercise prices for options outstanding as of December 31, 2011 ranged from $19.05 to $31.50 per share. The weighted average remaining contractual life is 6.3 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2011	2010	2009
Dividend yield	3.30%	3.04%	2.89%
Expected life	7 years	7 years	7 years
Expected volatility	25.35%	27.18%	27.39%
Risk-free interest rate	1.39%	2.72%	3.11%
Weighted average fair value of options granted	$4.70	$6.12	$6.77

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company's history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $51,000 in 2011. Shares issued in connection with stock options exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2011, all the shares issued in connection with stock option exercises, 2,575 shares in total, were issued from available treasury shares.

As of December 31, 2011, outstanding stock options consist of the following:

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price

	6,298	$19.05	1.0	6,298	$19.05
	16,616	23.95	2.0	16,616	23.95
	18,900	30.00	3.0	18,900	30.00
	23,100	30.38	4.3	23,100	30.38
	21,000	31.50	5.0	21,000	31.50
	21,000	31.25	6.0	21,000	31.25
	23,000	27.50	7.0	23,000	27.50
	1,000	28.90	7.3	1,000	28.90
	22,500	28.59	8.0	22,500	28.59
	1,000	26.88	8.2	1,000	26.88
	26,500	27.77	9.0	26,500	27.77
	1,000	26.27	9.5	—	—
	28,000	27.47	10.0	—	—
Total	209,914	$28.43	6.3	180,914	$28.59

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
EARNINGS PER SHARE
NOTE 12 - EARNINGS PER SHARE
The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands, Except per Share Data)

Numerator, net income	$7,356	$7,313	$7,063

Denominator:
Denominator for basic earnings per share, weighted average shares	3,073	2,762	2,750
Effect of dilutive securities, employee stock options	3	4	16

Denominator for diluted earnings per share, adjusted weighted average shares and assumed conversions	3,076	2,766	2,766

Basic earnings per common share	$2.39	$2.65	$2.57

Diluted earnings per common share	$2.39	$2.64	$2.55

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPS calculation were 157,000, 140,150, and 109,821 for the years ended December 31, 2011, 2010 and 2009, respectively.

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Financial Instruments
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
NOTE 13 - OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
The Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets.
The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

A summary of the Bank's financial instrument commitments is as follows:

	December 31,
	2011	2010
	(In Thousands)

Unfunded availability under loan commitments	$43,081	$21,448
Unfunded commitments under lines of credit	29,255	30,311
Standby letters of credit	11,892	3,605
	$84,228	$55,364

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the customer and generally consists of real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The majority of these standby letters of credit expire within the next twelve months. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan commitments. The Bank requires collateral supporting these letters of credit when deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 14 - FAIR VALUES OF FINANCIAL INSTRUMENTS
Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

The fair value hierarchy prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical,  unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or   indirectly, for substantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value   measurement and are unobservable (i.e. supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and 2010 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

December 31, 2011
Available for Sale:
U.S. Government agencies	$13,398	$—	$13,398	$—
States and political subdivisions	56,746	—	56,746	—
Corporate obligations	8,809	—	8,809	—
Mortgage-backed securities -
government sponsored entities	70,965	—	70,965	—
Equity securities - financial services	345	345	—	—
Total available for sale	$150,263	$345	$149,918	$—

December 31, 2010
Available for Sale:
U.S. Government agencies	$30,268	$—	$30,268	$—
States and political subdivisions	49,766	—	49,766	—
Corporate obligations	4,249	—	4,249	—
Mortgage-backed securities -
government sponsored entities	60,928	—	60,928	—
Equity securities - financial services	604	604	—	—
Total available for sale	$145,815	$604	$145,211	$—

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and 2010 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
December 31, 2011
Impaired Loans	$12,399	$—	$—	$12,399
Foreclosed real estate owned	2,910	—	—	2,910
	$15,309	$—	$—	$15,309
December 31, 2010
Impaired Loans	$13,104	$—	$7,038	$6,066
Foreclosed real estate owned	748	—	748	—
	$13,852	$—	$7,786	$6,066

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The following methods and assumptions were used to estimate the fair values of the Company's financial instruments at December 31, 2011 and 2010.

Cash and cash equivalents (carried at cost):
The carrying amounts reported in the consolidated balance sheet for cash and short-term instruments approximate those assets' fair values.

Securities:
The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices. For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence (Level 3). In the absence of such evidence, management's best estimate is used. Management's best estimate consists of both internal and external support on certain Level 3 investments. Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments, if applicable.

Loans receivable (carried at cost):
The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Impaired loans (generally carried at fair value):
The Company measures impairment generally based on the fair value of the loan's collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the lowest level of input that is significant to the fair value measurements.

As of December 31, 2011, the fair value investment in impaired loans totaled $12,399,000 which included two loans for $6,823,000 for which a valuation allowance had been provided based on the estimated value of the collateral or the present value of estimated cash flows, and twenty loans for $6,807,000 which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan.  As of December 31, 2011, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $698,000 over the life of the loans.

As of December 31, 2010, the fair value investment in impaired loans totaled $13,104,000 which includes three loans for $8.6 million for which a valuation allowance has been provided based on current collateral values and seven loans for $6.1 million which do not require a valuation allowance since the current collateral value exceeds the loan value.  As of December 31, 2010, the Company has recognized charge-offs against the allowance for loan losses on impaired loans in the amount of $700,000 over the life of the loans.

Mortgage Servicing Rights (generally carried at cost):
The Company utilizes a third party provider to estimate the fair value of certain loan servicing rights.  Fair value for the purpose of this measurement is defined as the amount at which the asset could be exchanged in a current transaction between willing parties, other than in a forced liquidation.

Foreclosed real estate owned (carried at fair value):
Real estate properties acquired through, or in lieu of loan foreclosure are to be sold and are carried at fair value less estimated cost to sell. Fair value is based upon independent market prices, appraised value of the collateral or management's estimation of the value of the collateral. These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

Restricted investment in Federal Home Loan Bank stock (carried at cost):
The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

The FHLB has incurred losses in both 2009 and 2010 and has suspended the payment of dividends and has allowed some stock redemptions; however, the FHLB has shown positive results during 2011. The losses are primarily attributable to impairment of investment securities associated with the extreme economic conditions in place during the previous several years. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, liquidity appears adequate, and the new shares of FHLB stock continue to change hands at the $100 par value.

Management evaluates the restricted stock for impairment. Management's determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to FHLB stock as of December 31, 2011.

Accrued interest receivable and payable (carried at cost):
The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities (carried at cost):
The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings (carried at cost):
The carrying amounts of short-term borrowings approximate their fair values.

Other borrowings (carried at cost):
Fair values of FHLB advances are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances with similar credit risk characteristics, terms and remaining maturity. These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-balance sheet financial instruments (disclosed at cost):
Fair values for the Company's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Bank's financial instruments were as follows at December 31, 2011 and December 31, 2010.

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Financial assets:
Cash and due from banks, interest bearing deposits with banks and federal funds sold	$21,423	$21,423	$16,625	$16,625
Securities	150,434	150,440	145,985	145,994
Loans receivable, net	452,449	463,118	351,239	358,873
Mortgage servicing rights	302	308	250	274
Investment in FHLB stock	3,593	3,593	3,361	3,361
Bank owned life insurance	11,887	11,887	8,249	8,249
Accrued interest receivable	2,468	2,468	2,166	2,166

Financial liabilities:
Deposits	525,767	527,707	393,865	395,157
Short-term borrowings	21,794	21,794	33,309	33,309
Other borrowings	27,670	30,002	38,000	40,413
Accrued interest payable	1,321	1,321	1,536	1,536

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	—	—	—	—

Acquisition of North Penn Bancorp, Inc.	12 Months Ended
Dec. 31, 2011
Acquisition of North Penn Bancorp, Inc.
ACQUISITION OF NORTH PENN BANCORP, INC.
NOTE 15 – ACQUISITION OF NORTH PENN BANCORP, INC.
On May 31, 2011, the Company closed on a merger transaction pursuant to which Norwood Financial Corp acquired North Penn Bancorp, Inc. in a stock and cash transaction.  The acquisition was an in-market transaction that expanded the Company's existing footprint in Monroe County, Pennsylvania and extended its footprint into Lackawanna County, Pennsylvania.

North Penn Bancorp, Inc. was the holding company for North Penn Bank, a Pennsylvania savings bank that conducted its business from a main office in Scranton, Pennsylvania and four branch offices in the northeastern Pennsylvania counties of Lackawanna and Monroe.

Under the terms of the merger agreement, the Company acquired all of the outstanding shares of North Penn Bancorp, Inc. for a total purchase price of approximately $25.4 million.  As a result of the acquisition, the Company issued 530,994 common shares, or 15.75% of the total shares outstanding, to former shareholders of North Penn Bancorp, Inc.  North Penn Bank has been merged into Wayne Bank, with Wayne as the surviving entity.

The acquired assets and assumed liabilities were measured at estimated fair values. Management made significant estimates and exercised significant judgment in accounting for the acquisition. Management measured loan fair values based on loan file reviews (including borrower financial statements or tax returns), appraised collateral values, expected cash flows and historical loss factors of North Penn Bank. Real estate acquired through foreclosure was primarily valued based on appraised collateral values. The Company also recorded an identifiable intangible asset representing the core deposit base of North Penn Bank based on management's evaluation of the cost of such deposits relative to alternative funding sources. Management used significant estimates including the average lives of depository accounts, future interest rate levels and the cost of servicing various depository products. Management used market quotations to fair value investment securities and FHLB advances.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration. North Penn Bank's loans were deemed impaired at the acquisition date if the Company did not expect to receive all contractually required cash flows due to concerns about credit quality. Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a nonaccretable difference. At the acquisition date, the Company recorded $1.9 million of purchased credit-impaired loans subject to a nonaccretable difference of $1.7 million. The method of measuring carrying value of purchased loans differs from loans originated by the Company (originated loans), and as such, the Company identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost.

North Penn Bank's loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management's best estimates of default rates and payment speeds. At acquisition, North Penn's loan portfolio without evidence of deterioration totaled $119.8 million and was recorded at a fair value of $116.7 million.

The following condensed statement reflects the values assigned to North Penn Bancorp's net assets as of the acquisition date:

Total Purchase Price		$25,396

Net Assets Acquired:
Cash	$15,192
Securities available for sale	12,671
Restricted investments	985
Loans	118,336
Accrued interest receivable	566
Premises and equipment, net	2,931
Core deposit intangible	895
Deferred tax assets	2,715
Other assets	5,403
Time deposits	(51,936)
Deposits other than time deposits	(83,498)
Borrowings	(7,776)
Accrued interest payable	(203)
Other liabilities	(600)
		15,681
Goodwill resulting from North Penn Merger		$9,715

The Company recorded goodwill and other intangibles associated with the purchase of North Penn Bancorp, Inc. totaling $10.6 million. Goodwill is not amortized, but is periodically evaluated for impairment. The Company did not recognize any impairment during the year ended December 31, 2011. The carrying amount of the goodwill at December 31, 2011 was $9.7 million.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives. Such lives are also periodically reassessed to determine if any amortization period adjustments are required. During the year ended December 31, 2011, no such adjustments were recorded. The identifiable intangible asset consists of a core deposit intangible which is being amortized on an accelerated basis over the useful life of such asset. The gross carrying amount of the core deposit intangible at December 31, 2011 was $895,000 with $95,000 accumulated amortization as of that date.

As of December 31, 2011, the current year and estimated future amortization expense for the core deposit intangible was:

2011	$95,000
2012	153,000
2013	137,000
2014	121,000
2015	104,000
2016	88,000
2017	72,000
2018	56,000
2019	39,000
2020	23,000
2021	7,000
$895,000

Results of operations for North Penn prior to the acquisition date are not included in the Consolidated Statement of Income for the period ended December 31, 2011. Due to the significant amount of fair value adjustments historical results of North Penn are not relevant to the Company's results of operations.

The following table presents financial information regarding the former North Penn operations included in our Consolidated Statement of Income from the date of acquisition through December 31, 2011 under the column "Actual from acquisition date through December 31, 2011".  In addition, the following table presents unaudited pro forma information as if the acquisition of North Penn had occurred on January 1, 2010 under the "Pro forma" columns.  Merger and acquisition integration costs of $781,000 and $130,000 related to the North Penn merger that we incurred during the years ended December 31, 2011 and 2010, respectively, are not reflected in the unaudited pro forma amounts.  The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company merged with North Penn at the beginning of 2010.  Cost savings are also not reflected in the unaudited pro forma amounts for the years ended December 31, 2011 and 2010.

		Pro Forma
	Actual from acquisition date	year ended December 31,
	through December 31, 2011	2011	2010

Net interest income	$3,155	$24,715	$25,008
Noninterest income	180	5,030	4,536
Net income	536	8,419	8,113
Pro forma earnings per share:
Basic		$ 2.56	$ 1.98
Diluted		2.55	1.96

Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
Norwood Financial Corp (Parent Company Only) Financial Information
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 16 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

BALANCE SHEETS
		December 31,
		2011	2010
		(In Thousands)
ASSETS
Cash on deposit in bank subsidiary		$1,230	$346
Securities available for sale		238	212
Investment in bank subsidiary		84,187	66,163
Other assets		3,434	1,812
		$89,089	$68,533
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities		$1,028	$835
Stockholders' equity		88,061	67,698
		$89,089	$68,533
STATEMENTS OF INCOME
	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Income:
Dividends from bank subsidiary	$16,496	$3,120	$3,005
Other interest income	9	17	19
Net realized gain (loss) on sales of securities	—	66	(134)
	16,505	3,203	2,890
Expenses	980	323	176
	15,525	2,880	2,714
Income tax benefit	(290)	(82)	(99)
	15,815	2,962	2,813
Equity in undistributed earnings of subsidiary	(8,459)	4,351	4,250
Net Income	$7,356	$7,313	$7,063

STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$7,356	$7,313	$7,063
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	8,459	(4,351)	(4,250)
Net (gains) losses on sales of securities	-	(66)	134
Other, net	(506)	(144)	(300)
Net Cash Provided by Operating Activities	15,309	2,752	2,647

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	—	166	22
Outlays for business acquisitions	(10,518)	—	—

Net Cash Provided by Investing Activities	(10,518)	166	22

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	51	163	517
Tax benefit of stock options exercised	5	34	164
ESOP purchase of shares from treasury stock	153	156	166
Acquisition of treasury stock	(602)	(529)	(68)
Cash dividends paid	(3,514)	(3,093)	(2,967)
Net Cash Used in Financing Activities	(3,907)	(3,269)	(2,188)
Net Increase (Decrease) in Cash and Cash Equivalents	884	(351)	481

CASH AND CASH EQUIVALENTS - BEGINNING	346	697	216
CASH AND CASH EQUIVALENTS - ENDING	$1,230	$346	$697